ACCOUNTS RECEIVABLE - Narrative (Details) - CAD ($) $ in Thousands	Oct. 09, 2020	Apr. 01, 2020	Aug. 31, 2022	Aug. 31, 2021
Accounts Receivable [Abstract]
Amount of employee wages applied for under Canada Emergency Wage Subsidy		75.00%
Amount of employee wages applied for under Canada Emergency Wage Subsidy, included under government programs			$ 0	$ 178
Percentage of eligible property expenses	65.00%
Amount of employee rent applied for under Canada Emergency Rent Subsidy, included under government programs			$ 0	$ 9